Organization and Nature of Operations - Additional Information (Detail)	0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended						0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jan. 21, 2011	Nov. 30, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 24, 2014 American Depository Shares (ADSs) [Member] USD ($)	Dec. 31, 2014 American Depository Shares (ADSs) [Member]	Jun. 24, 2014 American Depository Shares (ADSs) [Member]	Dec. 31, 2014 Exclusive Technology Support and Services Agreement [Member]	Dec. 31, 2014 Exclusive Technology Consulting and Training Agreement [Member]	Dec. 31, 2014 Software and Proprietary Technology License Contract [Member]	Dec. 31, 2014 Giganology (Shenzhen) Co. Ltd [Member]	Dec. 31, 2014 Giganology (Shenzhen) Co. Ltd [Member] Exclusive Technology Support and Services Agreement [Member]	Dec. 31, 2014 Giganology (Shenzhen) Co. Ltd [Member] Exclusive Technology Consulting and Training Agreement [Member]	Dec. 24, 2013 Shenzhen Xunlei and Xunlei Computer [Member]	Dec. 31, 2014 Agreement between Giganology Shenzhen and Mr. Sean Shenglong Zou [Member] CNY	Dec. 31, 2014 Agreement between Giganology Shenzhen and Shareholders of Shenzhen Xunlei [Member] CNY	May 31, 2011 Agreement between Giganology Shenzhen and Shenzhen Xunlei [Member] CNY	Dec. 31, 2014 Agreement between Giganology Shenzhen and Shenzhen Xunlei [Member]	Dec. 31, 2014 Call Option Agreement [Member] Giganology (Shenzhen) Co. Ltd [Member] CNY
Variable Interest Entity [Line Items]
Date of incorporation			Feb. 03, 2005									Jun. 30, 2005
Interest-free loans																	9,000,000
Agreement term years																2 years	2 years
Loan agreements description																The term of this agreement last for two years from the date it was signed, and will be automatically extended afterwards on a yearly basis until Mr. Zou has repaid the loan in its entirety in accordance with the loan agreement.	The term of these agreements last for two years from the date it was signed, and will be automatically extended afterwards on a yearly basis until each shareholder of Shenzhen Xunlei has repaid the loans in its entirety in accordance with the loan agreement.
Additional interest-free loans																20,000,000
Increase in registered capital																30,000,000		20,000,000
Term agreement expiration year													2025	2025					2016
Number of year's power of attorney retained			10 years
Percentage of pre-tax operating profit			80.00%						20.00%	20.00%	40.00%
Service fees payable			1,228,000		1,494,000
Termination of agreement, notice period												30 days
Automated extended period of agreement												10 years
Agreement expiration date												2022								2022
Outstanding share, purchase price per share																				1
License agreement, term															2 years
Common shares stock split, conversion ratio	4
Date of completion of IPO			Jun. 24, 2014				Jun. 24, 2014
Number of securities issued		10,000,000				8,412,250
Number of shares equivalent to each ADS								5
Net proceeds received from IPO			$ 93,881,000			$ 89,665,000